Portfolio of Investments (unaudited)

As of July 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
BANK LOANS—2.6%
GERMANY—1.9%
EUR	831	Kirk Beauty One GmbH, Zero Coupon, 08/12/2022 (a)	$787,602
EUR	301	Kirk Beauty One GmbH, Zero Coupon, 08/12/2022 (a)	284,796
EUR	1,022	Kirk Beauty One GmbH, Zero Coupon, 08/12/2022 (a)	968,130
EUR	477	Kirk Beauty One GmbH, Zero Coupon, 08/12/2022 (a)	452,480
EUR	174	Kirk Beauty One GmbH, Zero Coupon, 08/12/2022 (a)	164,919
EUR	523	Kirk Beauty One GmbH, Zero Coupon, 08/12/2022 (a)	496,024
EUR	272	Kirk Beauty One GmbH, Zero Coupon, 08/12/2022 (a)	257,630
			3,411,581
UNITED KINGDOM—0.5%
EUR	250	Froneri International Ltd., 5.75%, 01/31/2028	291,911
USD	526	Froneri International Ltd., 5.91%, 01/31/2028	507,590
			799,501
UNITED STATES—0.2%
USD	8,330	California Resources Corporation, 11.99%, 12/31/2021	263,811
USD	4,000	La Paloma Generating Co., LLC, Zero Coupon, 02/20/2021 (a)(b)(c)(d)	—
			263,811
		Total Bank Loans — 2.6% (cost $16,837,764)	4,474,893
CORPORATE BONDS—140.2%
ARGENTINA—0.9%
USD	1,000	Telecom Argentina SA, 6.50%, 08/31/2020 (e)(f)	964,500
USD	620	Telecom Argentina SA, 8.00%, 07/18/2023 (e)(f)	585,838
			1,550,338
AUSTRALIA—0.6%
USD	972	Mineral Resources Ltd., 8.13%, 05/01/2022 (e)(f)	1,072,855
BELGIUM—0.9%
EUR	1,474	House of Finance, 4.38%, 07/15/2022 (e)(f)	1,563,781
BRAZIL—1.0%
USD	1,645	NBM US Holdings, Inc., 7.00%, 05/14/2022 (e)(f)	1,774,955
CANADA—1.0%
USD	1,875	Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 04/15/2021 (e)(f)	1,851,562
CHANNEL ISLANDS—0.5%
GBP	810	Newday Bondco PLC, 7.38%, 09/01/2020 (e)(f)	970,165
CHILE—1.0%
USD	1,588	VTR Finance, 6.38%, 07/15/2023 (e)(f)	1,692,046
FRANCE—6.2%
EUR	1,500	Banijay Group SAS, 6.50%, 09/01/2022 (e)(f)	1,630,201
EUR	650	Constantin Investissement 3 SASU, 5.38%, 08/31/2020 (e)(f)	761,840
EUR	1,700	Europcar Mobility Group, 4.00%, 04/30/2022 (e)(f)	1,051,321
EUR	423	La Financiere Atalian SASU, 4.00%, 08/10/2020 (e)(f)	415,937
EUR	3,017	La Financiere Atalian SASU, 5.13%, 05/15/2021 (e)(f)	2,973,550
EUR	2,772	Newco GB SAS, 8.00%, 08/31/2020 (e)(f)(g)	2,887,042
EUR	1,500	Novafives SAS, 5.00%, 06/15/2021 (e)(f)	1,283,230
			11,003,121

See Notes to Portfolio of Investments.

Aberdeen Income Credit Strategies Fund

Portfolio of Investments (unaudited) (continued)

As of July 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
GEORGIA—0.3%
USD	526	Bank of Georgia JSC, (fixed rate to 06/28/2024, variable rate thereafter), 11.13%, 06/28/2024 (e)(h)	$508,905
GERMANY—7.0%
EUR	3,000	Consus Real Estate AG, 9.63%, 05/15/2021 (e)(f)	3,816,560
EUR	2,800	Deutsche Bank AG, (fixed rate to 04/30/2022, variable rate thereafter), 6.00%, 04/30/2022 (e)(h)	3,036,182
USD	1,000	Deutsche Bank AG, (fixed rate to 10/30/2025, variable rate thereafter), 6.00%, 10/30/2025 (h)	870,300
EUR	2,258	HT Troplast GmbH, 9.25%, 07/15/2022 (e)(f)	2,719,658
EUR	1,068	Vertical Holdco GmbH, 6.63%, 07/15/2023 (e)(f)	1,262,769
USD	545	Vertical Holdco GmbH, 7.63%, 07/15/2023 (e)(f)	579,063
			12,284,532
GHANA—1.4%
USD	3,500	Tullow Oil PLC, 6.25%, 08/10/2020 (e)(f)	2,450,000
ITALY—4.4%
EUR	2,000	Banca Monte dei Paschi di Siena SpA, 10.50%, 07/23/2029 (e)	2,615,145
EUR	1,972	Banca Monte dei Paschi di Siena SpA, (fixed rate to 01/18/2023, variable rate thereafter), 5.38%, 01/18/2023 (e)(f)	2,067,398
EUR	2,700	Unione di Banche Italiane SpA, (fixed rate to 01/20/2025, variable rate thereafter), 5.88%, 01/20/2025 (e)(h)	3,136,964
			7,819,507
JAMAICA—0.8%
USD	1,918	Digicel Group 0.5 Ltd., 10.00%, 08/14/2020 (f)(g)	1,447,869
JAPAN—2.6%
USD	4,750	SoftBank Group Corp., (fixed rate to 07/19/2023, variable rate thereafter), 6.00%, 07/19/2023 (e)(h)	4,556,133
LUXEMBOURG—13.4%
USD	5,000	Altice France Holding SA, 10.50%, 05/15/2022 (e)(f)	5,718,750
USD	3,070	FAGE International SA / FAGE USA Dairy Industry, Inc., 5.63%, 08/15/2021 (e)(f)	3,008,600
EUR	2,876	Kleopatra Holdings 1 SCA, 9.25%, 08/31/2020 (e)(f)(g)	2,506,755
EUR	2,629	LHMC Finco 2 Sarl, 7.25%, 04/02/2021 (e)(f)(g)	2,134,273
EUR	5,150	Monitchem HoldCo 2 SA, 9.50%, 09/15/2022 (e)(f)	6,182,922
EUR	3,874	Summer BC Holdco A Sarl, 9.25%, 10/31/2022 (e)(f)	4,048,013
			23,599,313
MEXICO—3.8%
USD	4,200	Petroleos Mexicanos, 6.49%, 11/23/2026 (e)(f)	4,011,000
USD	1,500	Sixsigma Networks Mexico SA de CV, 7.50%, 05/02/2021 (e)(f)	1,410,000
USD	2,000	Unifin Financiera SAB de CV, (fixed rate to 01/29/2025, variable rate thereafter), 8.88%, 01/29/2025 (e)(h)	1,225,020
			6,646,020
NETHERLANDS—9.3%
EUR	2,200	LeasePlan Corp., (fixed rate to 05/29/2024, variable rate thereafter), 7.38%, 05/29/2024 (e)(h)	2,579,830
EUR	2,900	Sigma Holdco BV, 5.75%, 05/15/2021 (e)(f)	3,404,101
EUR	2,300	Stichting AK Rabobank Certificaten, Zero Coupon, 12/29/2049 (e)(h)	2,964,290
EUR	2,779	Summer BidCo BV, 9.75%, 05/15/2021 (e)(f)(g)	3,284,549

See Notes to Portfolio of Investments.

Aberdeen Income Credit Strategies Fund

Portfolio of Investments (unaudited) (continued)

As of July 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
EUR	3,594	Summer BidCo BV, 9.75%, 05/15/2021 (e)(f)(g)	$4,159,286
			16,392,056
NIGERIA—1.6%
USD	2,860	IHS Netherlands Holdco BV, 8.00%, 09/18/2022 (e)(f)	2,910,050
NORWAY—0.7%
EUR	1,450	B2Holding ASA, 6.35%, 05/28/2022 (e)(f)(i)	1,315,182
SOUTH AFRICA—0.8%
USD	1,500	Liquid Telecommunications Financing PLC, 8.50%, 08/10/2020 (e)(f)	1,515,015
SWEDEN—0.9%
EUR	1,300	Unilabs Subholding AB, 5.75%, 08/31/2020 (e)(f)	1,520,365
SWITZERLAND—1.1%
USD	2,000	Credit Suisse Group AG, (fixed rate to 01/24/2030, variable rate thereafter), 5.10%, 01/24/2030 (e)(h)	1,977,000
UKRAINE—1.7%
USD	3,000	Metinvest BV, 8.50%, 01/23/2026 (e)(f)	2,934,780
UNITED ARAB EMIRATES—0.7%
USD	3,200	Shelf Drilling Holdings Ltd., 8.25%, 02/15/2021 (e)(f)	1,216,000
UNITED KINGDOM—40.3%
GBP	7,750	AA Bond Co. Ltd., 5.50%, 08/10/2020 (e)(f)	9,000,016
GBP	2,000	Arrow Global Finance PLC, 5.13%, 08/10/2020 (e)(f)	2,465,863
GBP	1,473	Bracken MidCo1 PLC, 8.88%, 10/15/2020 (e)(f)(g)	1,669,505
GBP	2,000	Cabot Financial Luxembourg SA, 7.50%, 08/10/2020 (e)(f)	2,634,389
GBP	2,329	Co-Operative Group Ltd., 11.00%, 12/18/2025	3,658,526
GBP	9,600	Dignity Finance PLC, 4.70%, 12/31/2049 (e)(j)	9,818,660
EUR	1,000	eG Global Finance PLC, 4.38%, 05/15/2021 (e)(f)	1,113,031
USD	8,798	EnQuest PLC, 7.00%, 08/10/2020 (e)(g)	4,774,403
GBP	2,200	Iceland Bondco PLC, 6.75%, 08/10/2020 (e)(f)	2,774,687
USD	1,700	Jaguar Land Rover Automotive PLC, 4.50%, 07/01/2027 (e)(f)	1,355,750
GBP	4,500	Matalan Finance PLC, 6.75%, 09/01/2020 (e)(f)	3,977,854
USD	4,000	Motion Bondco DAC, 6.63%, 11/15/2022 (e)(f)	3,416,160
GBP	4,000	RAC Bond Co. PLC, 5.00%, 09/01/2020 (e)(f)	4,974,146
GBP	4,700	Very Group Funding PLC, 7.75%, 09/01/2020 (e)(f)	5,650,198
GBP	7,000	Virgin Money UK PLC, (fixed rate to 12/08/2022, variable rate thereafter), 8.00%, 12/08/2022 (e)(h)	8,338,329
GBP	4,900	Voyage Care BondCo PLC, 10.00%, 08/31/2020 (e)(f)	5,528,848
			71,150,365
UNITED STATES—33.5%
USD	2,023	Adams Homes, Inc., 7.50%, 02/15/2022 (e)(f)	1,982,540
USD	1,087	Adient US LLC, 9.00%, 04/15/2022 (e)(f)	1,210,646
USD	2,775	Alliance Data Systems Corp., 4.75%, 12/15/2021 (e)(f)	2,566,875
EUR	4,200	Banff Merger Sub, Inc., 8.38%, 09/01/2021 (e)(f)	5,025,265
USD	1,208	Boyd Gaming Corp., 8.63%, 06/01/2022 (e)(f)	1,331,675
USD	338	Cleveland-Cliffs, Inc., 6.75%, 03/15/2022 (e)(f)	339,690
USD	1,900	Consolidated Communications, Inc., 6.50%, 08/31/2020 (f)	1,864,375
USD	1,325	DISH Network Corp., 3.38%, 08/15/2026 (k)	1,219,835
USD	2,000	Dresdner Funding Trust I, 8.15%, 06/30/2029 (e)(f)	2,800,000
USD	2,130	Ford Motor Co., 8.50%, 04/21/2023	2,364,662
USD	691	Ford Motor Co., 9.00%, 03/22/2025 (f)	814,084
USD	138	Ford Motor Co., 9.63%, 01/22/2030 (f)	183,097

See Notes to Portfolio of Investments.

Aberdeen Income Credit Strategies Fund

Portfolio of Investments (unaudited) (continued)

As of July 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	4,045	General Motors Financial Co., Inc., (fixed rate to 09/30/2027, variable rate thereafter), 5.75%, 09/30/2027 (h)	$3,811,144
USD	3,383	Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/2022 (f)	3,801,646
USD	1,319	Macy's, Inc., 8.38%, 06/15/2022 (e)(f)	1,380,888
USD	1,375	Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2021 (e)(f)	800,938
USD	548	Moss Creek Resources Holdings, Inc., 10.50%, 05/15/2022 (e)(f)	328,800
USD	1,181	NCL Corp. Ltd., 10.25%, 08/01/2023 (e)(f)	1,176,571
USD	2,250	New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2023 (e)(f)	2,356,875
USD	3,595	Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2022 (e)(f)	3,327,173
USD	6,649	Qwest Capital Funding, Inc., 6.88%, 07/15/2028	6,657,311
USD	1,070	Qwest Capital Funding, Inc., 7.75%, 02/15/2031	1,090,330
USD	634	Rattler Midstream LP, 5.63%, 07/15/2022 (e)(f)	668,737
USD	5,920	Staples, Inc., 10.75%, 04/15/2022 (e)(f)	3,759,200
USD	4,720	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.50%, 08/31/2020 (e)(f)	4,342,400
USD	2,455	Tecnoglass, Inc., 8.20%, 08/31/2020 (e)(f)	2,488,879
USD	1,389	Wyndham Destinations, Inc., 6.63%, 04/30/2026 (e)(f)	1,433,663
			59,127,299
ZAMBIA—3.8%
USD	3,696	First Quantum Minerals Ltd., 6.88%, 03/01/2021 (e)(f)	3,705,240
USD	2,917	First Quantum Minerals Ltd., 7.25%, 08/31/2020 (e)(f)	2,929,981
			6,635,221
		Total Corporate Bonds — 140.2% (cost $258,984,564)	247,484,435

			Shares or Principal Amount	Value
SHORT-TERM INVESTMENT—1.4%
UNITED STATES—1.4%
USD	2,539,051	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(l)		2,539,051
		Total Short-Term Investment — 1.4% (cost $2,539,051)		2,539,051
		Total Investments — 144.2% (cost $278,361,379)		254,498,379
		Liabilities in Excess of Other Assets — (44.2)%		(77,996,270)
		Net Assets—100.0%		$176,502,109

(a)	Non-Income Producing Security.
(b)	Illiquid security.
(c)	Level 3 security. This security was fair valued by the Fund’s pricing committee as approved by the Fund’s Board of Trustees. See Note (a) of the accompanying Notes to Portfolio of Investments.
(d)	Security is in default.
(e)	Denotes a security issued under Regulation S or Rule 144A.
(f)	The maturity date presented for these instruments represents the next call/put date.
(g)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(h)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(i)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

See Notes to Portfolio of Investments.

Aberdeen Income Credit Strategies Fund

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2020

(j) Sinkable security.
(k) Convertible Bond
(l) Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.

EUR—Euro Currency
GBP—British Pound Sterling
USD—U.S. Dollar

At July 31, 2020, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date	Counterparty		Amount Purchased	Amount Sold		Fair Value	Unrealized Appreciation
British Pound/United States Dollar
08/27/2020	Royal Bank of Canada (UK)	GBP	700,000	USD	891,941	$916,414	$24,473
08/27/2020	UBS AG	GBP	963,000	USD	1,251,972	1,260,724	8,752
Euro/United States Dollar
08/27/2020	Royal Bank of Canada (UK)	EUR	210,000	USD	243,766	247,489	3,723
						$2,424,627	$36,948

Sale Contracts Settlement Date	Counterparty		Amount Purchased	Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/British Pound
08/27/2020	UBS AG	USD	63,350,831	GBP	49,925,000	$65,359,974	$(2,009,143)
United States Dollar/Euro
08/27/2020	Royal Bank of Canada (UK)	USD	1,586,359	EUR	1,368,000	1,612,216	(25,857)
08/27/2020	UBS AG	USD	74,227,043	EUR	64,120,000	75,566,740	(1,339,697)
						$142,538,930	$(3,374,697)

See Notes to Portfolio of Investments.

Aberdeen Income Credit Strategies Fund

Notes to Portfolio of Investments (unaudited)

July 31, 2020

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower or higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

Derivative instruments are valued at fair value. Exchange traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12- month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund's assets are determined in good faith in accordance with the Valuation Procedures.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the “Valuation Time”), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Aberdeen Income Credit Strategies Fund